                       BRIGHTHOUSE LIFE INSURANCE COMPANY

                         BRIGHTHOUSE SEPARATE ACCOUNT A


                          SUPPLEMENT DATED MAY 1, 2017
                                       TO
                          PROSPECTUS DATED MAY 2, 2002
                              (SUNSHINE PLAN 236)

This Supplement revises information contained in the prospectus dated May 2, 2002 (as supplemented) for the Group Flexible Payment Variable Annuity contracts issued by Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) ("BLIC," "we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE FUNDS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES



                                                                             Minimum  Maximum
                                                                           --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees,   0.27%     1.10%
distribution and/or service (12b-1) fees, and other expenses)

FUND FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.



                                                      DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                         AND/OR                 FUND FEES     ANNUAL        AND/OR       ANNUAL
                                         MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
FUND                                         FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
--------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST II -- CLASS A
 MetLife Stock Index Portfolio             0.25%          --          0.02%        --        0.27%         0.01%         0.26%

 MFS(R) Total Return Portfolio             0.56%          --          0.05%        --        0.61%           --          0.61%

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
 Contrafund(R) Portfolio                   0.55%          --          0.08%        --        0.63%           --          0.63%

 Growth Portfolio                          0.55%          --          0.09%        --        0.64%           --          0.64%

JANUS ASPEN SERIES -- INSTITUTIONAL
 SHARES
 Global Research Portfolio                 0.56%          --          0.11%        --        0.67%           --          0.67%

NEUBERGER BERMAN EQUITY
 FUNDS -- TRUST CLASS
 Neuberger Berman Genesis Fund             1.06%          --          0.04%        --        1.10%           --          1.10%

T. ROWE PRICE GROWTH STOCK FUND,           0.52%          --          0.16%        --        0.68%           --          0.68%
 INC.

                                                        DISTRIBUTION
                                                           AND/OR
                                           MANAGEMENT      SERVICE       OTHER
FUND                                           FEE      (12B-1) FEES   EXPENSES
----------------------------------------- ------------ -------------- ----------
T. ROWE PRICE INTERNATIONAL FUNDS,
 INC.
 T. Rowe Price International Stock Fund      0.64%          --          0.20%




                                            ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                           FUND FEES     ANNUAL        AND/OR        ANNUAL
                                              AND      OPERATING      EXPENSE      OPERATING
FUND                                        EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------- ----------- ----------- --------------- -----------
T. ROWE PRICE INTERNATIONAL FUNDS,
 INC.
 T. Rowe Price International Stock Fund       --        0.84%           --          0.84%


The information shown in the table above was provided by the Funds. Certain Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Funds only with the approval of the Fund's board of directors or trustees. Please see the Funds' prospectuses for additional information regarding these arrangements.



DESCRIPTION OF THE INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND THE SERVICE PROVIDERS


THE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. We changed our name to Brighthouse Life Insurance Company on March 6, 2017. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, MetLife, Inc. (MetLife), a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliate, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's executive officers are located at 11225 North Community House Road, Charlotte, NC 28277.


PLANNED SEPARATION FROM METLIFE, INC.


In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.


To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.


Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/ edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.


THE SEPARATE ACCOUNT


On March 6, 2017, the Separate Account was renamed Brighthouse Separate Account
A. Previously, the Separate Account was known as MetLife Investors USA Separate Account A.


THE FUNDS

The following Funds are available under the Contract. You should read the prospectuses for these Funds carefully before investing. You can obtain copies of the Fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.


Your available Funds are:


                 FUND                             INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ------------------------------------------ ---------------------------------------------
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)  -- CLASS A

 MetLife Stock Index Portfolio         Seeks to track the performance of the      Brighthouse Investment Advisers, LLC
                                       Standard & Poor's 500(R) Composite Stock   Subadviser: MetLife Investment Advisors,
                                       Price Index.                               LLC
 MFS(R) Total Return Portfolio         Seeks a favorable total return through     Brighthouse Investment Advisers, LLC
                                       investment in a diversified portfolio.     Subadviser: Massachusetts Financial Services
                                                                                  Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS

 Contrafund(R) Portfolio               Seeks long-term capital appreciation.      Fidelity Management & Research Company
                                                                                  Subadviser: FMR Co., Inc.
 Growth Portfolio                      Seeks to achieve capital appreciation.     Fidelity Management & Research Company
                                                                                  Subadviser: FMR Co., Inc.
 JANUS ASPEN SERIES -- INSTITUTIONAL
 SHARES

 Global Research Portfolio             Seeks long-term growth of capital.         Janus Capital Management LLC
 NEUBERGER BERMAN EQUITY
 FUNDS -- TRUST CLASS

 Neuberger Berman Genesis Fund         Seeks growth of capital.                   Neuberger Berman Investment Advisers LLC
 T. ROWE PRICE GROWTH STOCK FUND,      Seeks long-term capital growth through     T. Rowe Price Associates, Inc.
 INC.                                  investments in stock.
 T. ROWE PRICE INTERNATIONAL FUNDS,
 INC.


                   FUND                               INVESTMENT OBJECTIVE
----------------------------------------- --------------------------------------------
 T. Rowe Price International Stock Fund   Seeks long-term growth of capital through
                                          investments primarily in the common stocks
                                          of established, non-U.S. companies.



                   FUND                           INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------------
 T. Rowe Price International Stock Fund   T. Rowe Price Associates, Inc.
                                          Subadviser: T. Rowe Price International Ltd

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of a Fund, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in our role as an intermediary, with respect to the Funds. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the prospectuses for the Funds for more information). The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of a Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/ or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. We will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Fund Fees and Expenses" for information on the management fees paid by the Funds and the Statements of Additional Information for the Funds for information on the management fees paid by the adviser to the subadvisers.)


DISTRIBUTOR


Effective March 6, 2017, BLIC entered into a new Principal Underwriting and Distribution Agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the Contracts. Previously, the distributor of the Contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority.


The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


DESCRIPTION OF THE CONTRACTS


TRANSFERS


We have modified the third paragraph in the RESTRICTIONS ON FREQUENT TRANSFERS subsection in TRANSFERS to read as follows:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios or other identified Funds under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


We have also modified the RESTRICTIONS ON LARGE TRANSFERS subsection in TRANSFERS to read as follows:


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying Funds and may disrupt portfolio management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from the Funds except where the portfolio manager of a particular Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


ADDITIONAL INFORMATION


FINANCIAL STATEMENTS


The financial statements of the Separate Account are attached. Upon request, the financial statements of BLIC will be sent to you without charge.